Related-party transactions (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Related-party Transactions and Balances Included in Consolidated Financial Statements
The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2023:

	Associates and its subsidiaries		Joint ventures	Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total		Total
	(In millions)
(A) Transactions
Purchase of products	Rs.73,536.9	Rs.	5,723.7	Rs.	108,365.1	Rs.	18,317.8	Rs.	205,943.5	US$	2,506.3
Sale of products	3,256.8		24,476.2		30,278.7		14,864.2		72,875.9		886.9
Services received	220.8		24.4		6.2		24,663.6		24,915.0		303.2
Services rendered	257.2		10,607.4		64.4		2,404.4		13,333.4		162.3
Bills discounted	—		—		—		108,823.7		108,823.7		1,324.4
Purchase of property, plant and equipment	918.5		—		—		190.5		1,109.0		13.5
Interest (income)/expense, dividend (income)/paid, (net)	42.3		—		(2,112.9)		475.8		(1,594.8)		(19.4)
Finance taken (including loans and equity)	1,430.0		—		—		—		1,430.0		17.4
Finance taken, paid back (including loans and equity)	1,860.0		—		—		—		1,860.0		22.6
Repayment towards lease liability	—		—		310.8		—		310.8		3.8

(B) Balances
Amounts receivable in respect of loans and interest thereon	—		93.0		—		49.0		142.0		1.7
Amounts payable in respect of loans and interest thereon	480.0		—		—		36.7		516.7		6.3
Amount payable in respect of Lease Liability	—		—		3,028.7		—		3,028.7		36.9
Trade and other receivables	328.5		3,369.8		998.5		3,094.0		7,790.8		94.8
Accounts payable	2,295.7		45.5		7,535.6		4,719.8		14,596.6		177.6
Acceptances	—		—		—		11,561.4		11,561.4		140.7
Provision for amount receivables	—		93.0		—		—		93.0		1.1
Note:
The Company is required, in terms of Regulation 23 of Securities and Exchange Board of India (Listing Obligations and Disclosure Requirements) Regulation 2015, to obtain the approval of shareholders for the transaction of sale of products aggregating to Rs.15,460.6 million with Fiat India Automobiles Private Limited, a joint arrangement, which has become a material related party transaction for the year ended March 31, 2023. The Company proposes to take the approval of the shareholders at the forthcoming Annual General Meeting.

The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2022:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total

	(In millions)
(A) Transactions
Purchase of products	Rs.	40,642.2	Rs.	3,988.9	Rs.	55,585.9	Rs.	229.7	Rs.	100,446.7
Sale of products		3,897.9		26,797.3		16,930.0		12,691.0		60,316.2
Services received		109.5		36.7		2.6		18,019.0		18,167.8
Services rendered		125.8		9,861.3		52.3		1,846.3		11,885.7
Bills discounted		—		—		—		79,014.20		79,014.2
Purchase of property, plant and equipment		348.6		—		—		97.90		446.5
Sale of property, plant and equipment		—		—		—		2,340.9		2,340.9
Interest (income)/expense, dividend (income)/paid, (net)		58.4		—		(45.1)		726.6		739.9
Finance taken (including loans and equity)		1,480.0		—		—		—		1,480.0
Finance taken, paid back (including loans and equity)		1,520.0		—		—		12.70		1,532.7
Borrowing towards lease liability		—		—		542.7		—		542.7
Repayment towards lease liability		—		—		240.7		—		240.7

(B) Balances
Amounts receivable in respect of loans and interest thereon		—		93.0		—		44.6		137.6
Amounts payable in respect of loans and interest thereon		910.0		—		—		28.8		938.8
Amount payable in respect of Lease Liability		—		—		2,960.5		—		2,960.5
Trade and other receivables		718.2		2,979.7		838.5		2,658.4		7,194.8
Accounts payable		1,399.5		2.0		1,119.2		2,388.4		4,909.1
Acceptances		—		—		—		15,297.2		15,297.2
Provision for amount receivables		—		93.0		—		—		93.0
The following table summarizes related-party transactions and balances included in the consolidated financial statements for the year ended/as at March 31, 2021:

	Associates and its subsidiaries		Joint ventures		Joint operations		Tata Sons Pvt Ltd, its subsidiaries and joint ventures		Total

	(In millions)
(A) Transactions
Purchase of products	Rs.	19,795.6	Rs.	—	Rs.	38,686.3	Rs.	277.4	Rs.	58,759.3
Sale of products		1,450.0		27,546.0		11,790.1		9,459.2		50,245.3
Services received		145.7		—		7.4		14,248.9		14,402.0
Services rendered		105.9		10,769.6		44.9		1,700.0		12,620.4
Bills discounted		—		—		—		59,472.30		59,472.3
Purchase of property, plant and equipment		248.2		—		—		37.20		285.4
Sale of property, plant and equipment		—		—		—		343.7		343.7
Interest (income)/expense, dividend (income)/paid, (net)		55.0		(0.9)		183.7		588.9		826.7
Finance given (including loans and equity)		—		—		—		412.5		412.5
Finance taken (including loans and equity)		2,110.0		—		—		26,025.10		28,135.1
Finance taken, paid back (including loans and equity)		1,620.0		—		—		—		1,620.0
Borrowing towards lease liability		—		—		1,679.9		—		1,679.9
Repayment towards lease liability		—		—		141.4		—		141.4

(B) Balances
Amounts receivable in respect of loans and interest thereon		—		93.9		—		45.9		139.8
Amounts payable in respect of loans and interest thereon		950.0		—		—		60.7		1,010.7
Amount payable in respect of Lease Liability		—		—		2,658.5		—		2,658.5
Trade and other receivables		405.7		4,812.9		—		3,484.6		8,703.2
Accounts payable		653.1		—		1,569.4		2,224.8		4,447.3
Acceptances		—		—		—		9,290.7		9,290.7
Provision for amount receivables		—		93.0		—		—		93.0

Summary of Compensation and Other Transactions with Key Management Personnel
Compensation of key management personnel:

	Year ended March 31,
	2023		2023		2022		2021

			(In millions)
Short-term benefits	US$	10.0	Rs.	818.7	Rs.	575.9	Rs.	895.4
Post-employment benefits*		0.1		9.9		14.4		133.0
Share based payment	US$	0.7	Rs.	60.2	Rs.	14.2	Rs.	6.8